CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of RMB26,166 and RMB5,042 (US$731) as of December 31, 2021 and 2022, respectively)	¥ 533,481	$ 77,347	¥ 3,571,745
Restricted cash	399,337	57,898	675,159
Short-term investments	725,043	105,121	147,359
Accounts and notes receivable, net of allowance of RMB227,593 and RMB263,956 (US$38,270) as of December 31, 2021 and 2022, respectively	691,324	100,237	827,631
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of RMB12,046 and RMB17,909 (US$2,597) as of December 31, 2021 and 2022, respectively)	777,842	112,773	1,172,472
Lease rental receivables	43,067	6,244	298,364
Amounts due from related parties	76,368	11,072	125,198
Inventories	16,480	2,389	25,622
Total current assets	3,262,942	473,081	6,843,550
Non-current assets:
Restricted cash	1,545,605	224,092	1,069,244
Non-current deposits	50,767	7,361	92,866
Operating lease right-of-use assets	1,743,798	252,827	1,899,522
Lease rental receivables	40,188	5,827	235,429
Long-term investments	156,859	22,742	219,171
Property and equipment, net	784,732	113,775	762,642
Intangible assets, net	75,553	10,954	55,684
Goodwill	54,135	7,849	54,135
Other non-current assets	75,666	10,971	111,640
Total non-current assets	4,527,303	656,398	4,500,333
Total assets	7,790,245	1,129,479	11,343,883
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB60,669 and RMB22,379 (US$3,245) as of December 31, 2021 and 2022, respectively)	1,430,004	207,331	1,353,150
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB18,251 and RMB20,390 (US$2,956) as of December 31, 2021 and 2022, respectively)	1,145,654	166,103	1,591,639
Customer advances and deposits and deferred revenue (including customer advances and deposits and deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of RMB341 and nil as of December 31, 2021 and 2022, respectively)	277,737	40,268	298,353
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB880 and RMB376 (US$55) as of December 31, 2021 and 2022, respectively)	544,262	78,911	518,248
Financing lease liabilities (including financing lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB10,383 (US$1,505) as of December 31, 2021 and 2022, respectively)	11,873	1,721	1,851
Amounts due to related parties	1,315	191	2,763
Income tax payable	1,563	227	587
Short-term bank loans (including short-term bank loans of the consolidated VIEs without recourse to the primary beneficiary of RMB120,500 and RMB110,142 (US$15,969) as of December 31, 2021 and 2022, respectively)	183,270	26,572	530,495
Long-term borrowings - current portion (including long-term borrowings - current portion of the consolidated VIEs without recourse to the primary beneficiary of RMB84,006 and nil as of December 31, 2021 and 2022, respectively)	79,148	11,475	287,814
Convertible senior notes held by a related party-current	522,744	75,791	633,475
Convertible senior notes held by third parties-current	77	11	633,475
Total current liabilities	4,197,647	608,601	5,851,850
Non-current liabilities
Operating lease liabilities	1,292,057	187,331	1,456,843
Financing lease liabilities (including financing lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB24,702 (US$3,581) as of December 31, 2021 and 2022, respectively)	26,024	3,772	2,121
Long-term bank loans	928,894	134,677	769,767
Long-term borrowings	381	55	67,080
Convertible senior notes held by a related party	522,744	75,791	955,097
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB438 (US$64) as of December 31, 2021 and 2022, respectively)	18,752	2,719	24,261
Total non-current liabilities	2,788,852	404,345	3,275,169
Total liabilities	6,986,499	1,012,946	9,127,019
Commitments and contingencies
Mezzanine Equity:
Convertible non-controlling interests	191,865	27,818	191,865
Total mezzanine equity	191,865	27,818	191,865
Shareholders' equity:
Treasury shares			(113,031)
Statutory reserves			167
Additional paid-in-capital	19,481,417	2,824,540	19,522,173
Accumulated deficit	(18,934,860)	(2,745,297)	(17,471,716)
Accumulated other comprehensive income	124,464	18,046	107,379
BEST Inc. shareholders' equity	697,009	101,057	2,070,960
Non-controlling interests	(85,128)	(12,342)	(45,961)
Total shareholders' equity	611,881	88,715	2,024,999
Total liabilities, mezzanine equity and shareholders' equity	7,790,245	1,129,479	11,343,883
Class A ordinary shares
Shareholders' equity:
Ordinary shares	16,532	2,397	16,532
Class B ordinary shares
Shareholders' equity:
Ordinary shares	6,178	896	6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 475	¥ 3,278